INCOME TAXES - DEFERRED INCOME TAXES (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax liabilities
Property, plant and equipment	CAD (3,867)	CAD (3,423)
Investments	(2,938)	(3,024)
Regulatory assets	(439)	(354)
Other	(47)	(85)
Total deferred income tax liabilities	(7,291)	(6,886)
Deferred income tax assets
Financial instruments	1,215	1,374
Pension and OPEB plans	219	202
Loss carryforwards	1,189	848
Other	374	274
Total deferred income tax assets	2,997	2,698
Less valuation allowance	(572)	(538)
Total deferred income tax assets, net	2,425	2,160
Net deferred income tax liabilities	(4,866)	(4,726)
Presented as follows:
Accounts receivable and other		367
Deferred income taxes	1,170	839
Total deferred income tax assets	1,170	1,206
Accounts payable and other		(17)
Deferred income taxes	(6,036)	(5,915)
Total deferred income tax liabilities	(6,036)	(5,932)
Net deferred income tax liabilities	(4,866)	(4,726)
Deferred taxes on unremitted earnings and currency translation adjustment	0	0
Foreign subsidiaries' undistributed earnings on which deferred income taxes has not been provided	4,100	4,000
Canada
Presented as follows:
Benefit of unused tax loss carryforwards recognized	2,486	1,754
United States
Presented as follows:
Benefit of unused tax loss carryforwards recognized	CAD 1,287	CAD 899